EVENTS AFTER THE REPORTING DATE (Details) € in Thousands, EquityInstruments in Thousands	Aug. 16, 2024 EUR (€) EquityInstruments	Jun. 30, 2024 shares	Jun. 30, 2023 Options
EVENTS AFTER THE REPORTING DATE
Number of shares issued for acquisition		0	1,195,671
Shipsta | Acquisition
EVENTS AFTER THE REPORTING DATE
Cash paid | €	€ 4,500
Number of shares issued for acquisition | EquityInstruments	640